Segment information	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Segment information

25.	Segment information

As of December 31, 2024 and a result of the Transaction, the Company has two reportable and operating segments: Active ingredient and Biopharmaceutical. The Company’s chief operating decision maker (the Chief Executive Officer) assesses the performance of the reportable segments based on revenues and operating losses before selling, general & administrative expenses, other income and tax by segment. Selling, general and administrative expenses are expenses and salaries related to centralized functions, such as corporate finance, legal, human resources and technology teams, which are not allocated to segments. Accounting policies applied for the Active ingredient and the Biopharmaceutical segments are identical to those used for the purposes of the consolidated financial statements as described in Note 3.

Active ingredient

The Active ingredient segment involves the development of proprietary extraction technologies and the application of these technologies to the production and development and commercialization of active ingredients derived from oats and other renewable plant resources for healthcare and cosmetic industries. Active ingredients produced include oat beta glucan, oat oil and avenanthramides. These and similar manufactured products are sold primarily through distribution networks.

Biopharmaceutical

The Biopharmaceutical segment includes the results of Aeterna Zentaris from its acquisition on June 3, 2024 (Note 5). The segment involves the commercializing and developing pharmaceutical therapeutics and diagnostic tests, including the Company’s lead product, Macrilen® (macimorelin). The segment also includes costs associated with the development of our pre-clinical pipeline to potentially address unmet medical needs across several indications with a focus on rare or orphan indications.

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022

(in thousands of US dollars, except share and per share data and where otherwise noted)

The table below summarizes the relevant financial information by operating segment:

	Year ended December 31, 2024
	Active ingredient	Pharmaceutical	Total
	$	$	$
Revenue	8,492	1,095	9,587
Cost of sales	(4,706)	(152)	(4,858)
Gross margin	3,786	943	4,729
Research and development	(3,943)	(4,361)	(8,304)
Impairment of intangible assets	-	(3,196)	(3,196)
Impairment of property and equipment	(1,061)	-	(1,061)
Loss from operations before SG&A and other income (expenses)	(1,218)	(6,614)	(7,832)
Selling, general & administrative			(10,448)
Loss from operations			(18,280)
Net other income			3,055
Loss before income taxes			(15,225)

	Year ended December 31, 2023
	Active ingredient	Pharmaceutical	Total
	$	$	$
Revenue	7,143	-	7,143
Cost of sales	(4,205)	-	(4,205)
Gross margin	2,938	-	2,938
Research and development	(2,040)	-	(2,040)
Income from operations before SG&A and other income (expenses)	898	-	898
Selling, general & administrative			(5,527)
Loss from operations			(4,629)
Net other income			259
Loss before income taxes			(4,370)

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022

(in thousands of US dollars, except share and per share data and where otherwise noted)

	Year ended December 31, 2022
	Active ingredient	Pharmaceutical	Total
	$	$	$
Revenue	14,572	-	14,572
Cost of sales	(6,016)	-	(6,016)
Gross margin	8,556	-	8,556
Research and development	(1,371)	-	(1,371)
Income from operations before SG&A and other income (expenses)	7,185	-	7,185
Selling, general & administrative			(2,865)
Income from operations			4,320
Net other income			208
Income before income taxes			4,528

Major Customer

During the year ended December 31, 2024, the Company had sales to one major customer representing 79% of total revenue (2023 - 89% of total revenue, 2022 – 94% of total revenue). As at December 31, 2024, one customer represented 75% of total trade and other receivables (2023 – one customer amounted to 40%).

Non-current assets include restricted cash equivalents and property and equipment, and are detailed by geographical area as follows:

	December 31,
	2024	2023
	$	$
Germany	205	-
Canada	9,320	10,979
United States	71	-
Austria	1,493	681
	11,089	11,660

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022

(in thousands of US dollars, except share and per share data and where otherwise noted)